Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Premises and Equipment
The major classes of premises and equipment and accumulated depreciation at December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Land and land improvements	$2,411	$2,163
Building and improvements	9,699	8,513
Furniture and equipment	6,515	6,405
Construction in progress and deposits on equipment	202	245
	18,827	17,326
Less accumulated depreciation	(8,538)	(8,163)
	$10,289	$9,163

Depreciation included in Occupancy and Equipment expenses amounted to $887 thousand and $692 thousand for the years ended December 31, 2012 and 2011, respectively.

The Company is obligated under noncancelable operating leases for premises that expire in various years through the year 2017. Options to renew for additional periods are available with these leases. Future minimum rental commitments for these leases with original or remaining terms of one year or more at December 31, 2012 were as follows:

(Dollars in thousands)
2013	$109
2014	66
2015	49
2016	49
2017	10
$283

Rent expense for 2012 and 2011 amounted to $154 thousand and $190 thousand, respectively. Occupancy expense is shown in the consolidated Statements of Income, net of rental income of $166 thousand and $97 thousand in 2012 and 2011, respectively.